Financial Instruments (Foreign Exchange Forward Contracts) (Details) - Foreign Exchange Forward [Member] $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Foreign Currency Derivatives [Abstract]
Notional amount				$ 910	$ 397
Weighted-average exchange rate				1.27	1.32
Weighted average term	251 days	151 days
Loss on derivative instruments, net, pretax	$ 18,000,000	$ 3,000,000	$ 75,000,000
Other Current Assets [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	0	0
Accounts Payable and Other [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	$ 2,000,000	$ 18,000,000